INVENTORY (Narrative) (Details) - CAD ($) $ in Thousands			12 Months Ended
	Nov. 07, 2022	Nov. 06, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Classes Of Inventories [Line Items]
Inventory expensed to cost of goods sold			$ 63,517	$ 43,720
Non-cash expense related to the changes in fair value of inventory sold			4,342	8,796
Write downs of inventories recognized cost of sales	$ 7,228
Realized fair value adjustments on inventory sold in the period			1,814	8,570	[1]	$ 10,122
Discontinued operations [member]
Classes Of Inventories [Line Items]
Realized fair value adjustments on inventory sold in the period		$ 2,528	$ 2,528	$ 226

[1]	Reclassified in respect of discontinued operations - see Note 24.